Document and Entity Information	Feb. 27, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 27, 2024
Entity File Number	001-37786
Entity Registrant Name	US FOODS HOLDING CORP.
Entity Central Index Key	0001665918
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	26-0347906
Entity Address, Address Line One	9399 W. Higgins Road
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Rosemont
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60018
City Area Code	847
Local Phone Number	720-8000
Title of 12(b) Security	Common Stock, Par Value $0.01
Trading Symbol	USFD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false